Summary of Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Quarterly Result of Operations [Abstract]
Summary of quarterly results of operations

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$1,855,586	$2,354,751	$2,484,920	$2,070,442	$8,765,699
Gross profit	797,408	1,022,755	1,038,299	886,100	3,744,562
Net income	68,316	179,115	179,877	14,552	441,860
Net income per common share - basic	0.64	1.69	1.74	0.14	4.22
Net income per common share - diluted	0.63	1.66	1.71	0.14	4.14

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$1,565,482	$2,143,064	$2,172,259	$1,895,619	$7,776,424
Gross profit	691,968	971,893	971,585	845,632	3,481,078
Net income	32,603	181,706	175,258	72,918	462,485
Net income per common share - basic	0.30	1.67	1.63	0.68	4.28
Net income per common share - diluted	0.30	1.64	1.60	0.67	4.21